Consolidated statement of financial position - EUR (€) € in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Jan. 04, 2018	Mar. 31, 2017	Mar. 31, 2016
Non-current assets
Goodwill	€ 23,353	€ 26,734	€ 26,734
Other intangible assets	17,652	16,523	16,523
Plant, property and equipment	27,432	28,325	28,325
Investments in associates and joint ventures	3,952	2,765	2,538
Other investments	870	3,192	3,204
Deferred tax assets	24,753	25,551	26,200
Post employment benefits	94	110	110
Trade and other receivables	5,170	4,856	4,026
Total non-current assets	103,276	108,056	107,660
Current assets
Inventory	714	620	581
Taxation recoverable	264	106	106
Trade and other receivables	12,190	12,104	9,975
Other investments	13,012	8,795	8,795
Cash and cash equivalents	13,637	4,674	4,674
Total current assets	39,817	26,299	24,131
Assets held for sale		13,820	13,820
Asset (liability) held for sale	(231)
Total assets	142,862	148,175	145,611
Equity
Called up share capital	4,796	4,796	4,796
Additional paid-in capital	152,503	150,197	150,197
Treasury shares	(7,875)	(8,463)	(8,463)
Accumulated losses	(116,725)	(104,462)	(106,695)
Accumulated other comprehensive income	29,519	27,832	27,805
Total attributable to owners of the parent	62,218	69,900	67,640
Non-controlling interests	1,227	1,043	967
Total non-controlling interests	1,227	1,043	967
Total equity	63,445	70,943	68,607	€ 2,464	€ 73,719	€ 85,136
Non-current liabilities
Long-term borrowings	48,685	32,908	32,908
Deferred tax liabilities	478	785	644
Post employment benefits	551	520	520
Provisions	1,242	1,065	1,065
Trade and other payables	2,938	2,853	2,843
Total non-current liabilities	53,894	38,131	37,980
Current liabilities
Short-term borrowings	4,270	8,513	8,513
Financial liabilities under put option arrangements	1,844	1,838	1,838
Taxation liabilities	596	541	541
Provisions	1,160	891	891
Trade and other payables	17,653	16,319	16,242
Total current liabilities	25,523	28,102	28,025
Liabilities held for sale		10,999	10,999
Total equity and liabilities	€ 142,862	€ 148,175	€ 145,611